Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Disclosure of intangible assets, and property, plant and equipment
The Company’s intangible assets, and property, plant and equipment
(“non-current
segment assets”) located by country are specified below (for 2019, the amounts include right-of-use
assets, please also refer to Note 10):

	2019	2018
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	15,738	4,922
North America	27,275	341
Germany	5,551	2,557
Total non-current segment assets	48,564	7,820
Investment in associate	15,538	17,083
Deposits	1,463	1,158
Total non-current assets	65,565	26,061